Label	Element	Value
FidelityBalancedFund-AMCIZPRO | ValueInvestingMember | Fidelity Balanced Fund
Risk Text Block	rr_RiskTextBlock	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityBalancedFund-AMCIZPRO | GrowthInvestingMember | Fidelity Balanced Fund
Risk Text Block	rr_RiskTextBlock	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityBalancedFund-AMCIZPRO | StockMarketVolatilityMember | Fidelity Balanced Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityBalancedFund-AMCIZPRO | IssuerSpecificChangesMember | Fidelity Balanced Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
FidelityBalancedFund-AMCIZPRO | InterestRateChangesMember | Fidelity Balanced Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityBalancedFund-AMCIZPRO | PrepaymentMember | Fidelity Balanced Fund
Risk Text Block	rr_RiskTextBlock	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityBalancedFund-AMCIZPRO | ForeignExposureMember | Fidelity Balanced Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.